March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.6%
BlackRock Advantage Emerging Markets Fund, Class K	32,427	$ 332,701
BlackRock Real Estate Securities Fund	1,378	20,872
BlackRock Tactical Opportunities Fund, Class K	354	5,293
Diversified Equity Master Portfolio	$2,243,550	2,243,550
International Tilts Master Portfolio	$447,342	447,342
iShares Core MSCI EAFE ETF(b)	509	38,506
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	394	42,824
iShares MSCI Canada ETF(b)	2,478	100,979
iShares MSCI EAFE Small-Cap ETF	4,188	266,064
iShares MSCI Japan ETF	560	38,394
iShares MSCI USA Value Factor ETF	376	40,100
iShares Russell 2000 ETF(b)	260	51,866
		3,628,491
Fixed-Income Funds — 0.1%
BlackRock Diversified Fixed Income Fund, Class K	358	3,380

Security	Shares	Value
Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	238,543	$ 238,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	153,106	153,106
		391,768
Total Investments — 103.8% (Cost: $4,093,010)		4,023,639
Liabilities in Excess of Other Assets — (3.8)%		(148,010)
Net Assets — 100.0%		$ 3,875,629

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 196,700	$ 163,580	$ (31,099)	$ (1,273)	$ 4,793	$ 332,701	32,427	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	465,741	—	(227,098)(a)	19	—	238,662	238,543	656 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	392,450	—	(239,344)(a)	—	—	153,106	153,106	3,399	—
BlackRock Diversified Fixed Income Fund, Class K	3,303	42	—	—	35	3,380	358	1	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(56)	—
BlackRock Real Estate Securities Fund	20,431	—	—	—	441	20,872	1,378	—	—
BlackRock Tactical Opportunities Fund, Class K	5,258	—	—	—	35	5,293	354	—	—
Diversified Equity Master Portfolio	2,284,662	67,902 (a)(d)	—	19,684	(128,698)	2,243,550	$2,243,550	9,906	—
International Tilts Master Portfolio	409,587	2,789 (a)(d)	—	7,998	26,968	447,342	$447,342	2,789	—
iShares Core MSCI EAFE ETF	—	39,016	—	—	(510)	38,506	509	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	42,095	—	—	—	729	42,824	394	317	—
iShares MSCI Canada ETF	109,414	—	(9,654)	(220)	1,439	100,979	2,478	—	—
iShares MSCI EAFE ETF(c)	19,734	233	(21,632)	(356)	2,021	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	306,909	15,176	(70,575)	(4,006)	18,560	266,064	4,188	—	—
iShares MSCI Japan ETF	—	40,075	—	—	(1,681)	38,394	560	—	—
iShares MSCI USA Value Factor ETF	39,710	—	—	—	390	40,100	376	255	—
iShares Russell 2000 ETF	51,484	16,099	(9,575)	(1,040)	(5,102)	51,866	260	142	—
				$ 20,806	$ (80,580)	$ 4,023,639		$ 17,409	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	06/18/25	$ 111	$ 264
E-mini Russell 2000 Index	1	06/20/25	101	707
Micro E-mini S&P 500 Index	4	06/20/25	113	369
MSCI EAFE Index	1	06/20/25	121	(2,905)
MSCI Emerging Markets Index	1	06/20/25	56	(1,043)
				$ (2,608)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	54,000	USD	37,591	Goldman Sachs International	06/18/25	$ 77
EUR	8,189	JPY	1,298,000	Barclays Bank PLC	06/18/25	164
USD	3,153	AUD	5,000	Goldman Sachs International	06/18/25	27
USD	10,075	AUD	16,000	Goldman Sachs International	06/18/25	72
USD	40,088	JPY	5,955,677	Barclays Bank PLC	06/18/25	38
						378
AUD	262,607	USD	165,623	Bank of America N.A.	06/18/25	(1,429)
CAD	10,000	USD	7,018	Bank of America N.A.	06/18/25	(42)
JPY	24,905,412	EUR	157,117	Goldman Sachs International	06/18/25	(3,145)
JPY	12,033,282	USD	81,055	Bank of America N.A.	06/18/25	(136)
JPY	6,143,265	USD	42,192	Goldman Sachs International	06/18/25	(880)
USD	2,785	CAD	4,000	Barclays Bank PLC	06/18/25	(6)
						(5,638)
						$ (5,260)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2070 Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 937,599	$ —	$ —	$ 937,599
Fixed-Income Funds	3,380	—	—	3,380
Money Market Funds	391,768	—	—	391,768
	$1,332,747	$—	$—	1,332,747
Investments Valued at NAV(a)				2,690,892
				$ 4,023,639
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,076	$ —	$ —	$ 1,076
Foreign Currency Exchange Contracts	—	378	—	378
Interest Rate Contracts	264	—	—	264
Liabilities
Equity Contracts	(3,948)	—	—	(3,948)
Foreign Currency Exchange Contracts	—	(5,638)	—	(5,638)
	$(2,608)	$(5,260)	$—	$(7,868)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s